DISCONTINUED OPERATIONS - Income from discontinued operations, net of tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Income from discontinued operations, net of tax
Loss on deconsolidation of discontinued operations	$ 0	$ (1,380,102)
Discontinued operations
Income from discontinued operations, net of tax
Charter revenue		28,385,000
Charter expenses		(19,865,000)
Selling, general and administrative		(9,693,000)
Depreciation		(1,659,000)
Gain on sale of intangible assets		23,177,000
Other income, net		2,294,000
Loss on deconsolidation of discontinued operations		(1,380,000)
Total income from discontinued operations		$ 21,259,000